NATURE OF OPERATIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Net income (loss)	$ 5,015,911	$ 2,465,592	$ 2,510,826
Accumulated deficit	$ 19,288,072	$ 14,272,161